UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim MidCap Value Portfolio

Semi-Annual Report

June 30, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”).  Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

Maxim MidCap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$175,231,642
Cash	5,360,424
Margin deposits	85,500
Dividends receivable	248,763
Subscriptions receivable	173,413
Receivable for investments sold	11,534,546

Total assets	192,634,288

LIABILITIES:
Due to investment adviser	193,268
Redemptions payable	198,967
Payable for investments purchased	14,858,213
Variation margin on futures contracts	5,377

Total liabilities	15,255,825

NET ASSETS	$177,378,463

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,843,392
Additional paid-in capital	256,662,149
Net unrealized depreciation on investments and futures contracts	(7,213,634)
Undistributed net investment income	57,472
Accumulated net realized loss on investments and futures contracts	(74,970,916)

NET ASSETS	$177,378,463

NET ASSET VALUE PER OUTSTANDING SHARE	$6.24
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	28,433,923

(1) Cost of investments in securities:	$182,455,964

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009
UNAUDITED

INVESTMENT INCOME:
Interest	$657
Dividends	2,195,120

Total income	2,195,777

EXPENSES:
Management fees	989,682

NET INVESTMENT INCOME	1,206,095

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(41,431,326)
Net realized loss on futures contracts	(200,401)
Change in net unrealized depreciation on investments	40,279,988
Change in net unrealized appreciation on futures contracts	2,256

Net realized and unrealized loss on investments	(1,349,483)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(143,388)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2009 AND PERIOD FROM MAY 15, 2008 (INCEPTION) TO DECEMBER 31, 2008

	2009	2008
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,206,095	$1,795,705
Net realized loss on investments	(41,431,326)	(38,081,959)
Net realized gain (loss) on futures contracts	(200,401)	4,471,017
Change in net unrealized depreciation on investments	40,279,988	(47,504,310)
Change in net unrealized appreciation on futures contracts	2,256	8,432

Net decrease in net assets resulting from operations	(143,388)	(79,311,115)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,148,623)	(1,570,833)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	34,322,397	302,268,529
Reinvestment of distributions	1,148,623	1,570,833
Redemptions of shares	(29,465,013)	(50,292,947)

Net increase in net assets resulting from share transactions	6,006,007	253,546,415

Total increase in net assets	4,713,996	172,664,467

NET ASSETS:
Beginning of period	172,664,467	0

End of period (1)	$177,378,463	$172,664,467
	0	0
OTHER INFORMATION:

SHARES:
Sold	5,957,507	33,584,009
Issued in reinvestment of distributions	184,666	258,865
Redeemed	(5,160,608)	(6,390,516)

Net increase	981,565	27,452,358

(1) Including undistributed net investment income	$57,472	0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended		Period Ended
	June 30, 2009		December 31, 2008 +
	UNAUDITED

Net Asset Value, Beginning of Period	$6.29		$10.00

Income from Investment Operations

Net investment income	0.04		0.06
Net realized and unrealized loss	(0.05)		(3.71)

Total Loss From Investment Operations	(0.01)		(3.65)

Less Distributions

From net investment income	(0.04)		(0.06)

Total Distributions	(0.04)		(0.06)

Net Asset Value, End of Period	$6.24		$6.29

Total Return ±	(0.15%)	^	(36.50%)	^

Net Assets, End of Period ($000)	$177,378		$172,664

Ratio of Expenses to Average Net Assets	1.25%	*	1.25%	*

Ratio of Net Investment Income to Average Net Assets	1.53%	*	1.50%	*

Portfolio Turnover Rate	92.14%	^	100.57%	^

+ The portfolio commenced operations on May 15, 2008.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of forty-eight portfolios.  Interests in the Maxim MidCap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek long-term capital appreciation.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.  The Portfolio is also available as an investment option for asset allocation portfolios that are a series of the Fund and college saving programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2009, 2008, 100% of the Portfolio’s investments were valued using Level 1 inputs.  At no point during six months ended June 30, 2009 did the Portfolio hold securities valued with Level 3 inputs.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities.  Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security.  Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts.  When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of Financial Accounting Standards Board Interpretation No. 48.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.25% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2009, there were forty-eight Portfolios of the Fund for which the Directors served as Directors.  The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $114,500 for the six months ended June 30, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $152,528,071 and $145,500,468, respectively.  For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2009, the U.S. Federal income tax cost basis was $185,734,844. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $9,952,991 and gross depreciation of securities in which there was an excess of tax cost over value of $20,456,193 resulting in net depreciation of $10,503,202.

5.      DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order to equitize uninvested cash with the objective of minimizing risk of expected tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Valuation of derivative instruments as of June 30, 2009 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments under FAS 133	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures Contracts	-	-	Variation margin on futures contracts	$5,377

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 is as follows:

	Realized Gain/Loss		Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments under FAS 133	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Futures Contracts	Net realized loss on futures contracts	$(200,401)	Change in net unrealized appreciation on futures contracts	$2,256

As of June 30, 2009, the Portfolio held 19 CME S&P Emini long futures contracts. The contracts expire in September 2009 and the Portfolio has recorded unrealized appreciation of $10,688.

6.         DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

7.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the balance sheet date, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements. There is no additional evidence regarding the conditions that existed at the balance sheet date.

Maxim Series Fund, Inc.

Summary of Investments by Sector

Maxim MidCap Value Portfolio
June 30, 2009
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	11,605,676	6.62%
Consumer Products & Services	32,968,516	18.81%
Financial Services	44,705,723	25.52%
Health Care Related	8,374,723	4.78%
Industrial Products & Services	14,250,151	8.13%
Natural Resources	26,743,557	15.26%
Technology	15,272,818	8.72%
Transportation	4,433,582	2.53%
Utilities	16,876,896	9.63%
	$175,231,642	100.00%

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 0.69%
4,989	Alliant Techsystems Inc *	410,894
2,523	L-3 Communications Holdings Inc	175,046
11,049	Northrop Grumman Corp	504,718
3,192	Rockwell Collins Inc	133,202
		$1,223,860

Agriculture --- 1.42%
23,784	Archer-Daniels-Midland Co	636,698
28,234	Bunge Ltd	1,701,098
6,862	Corn Products International Inc	183,833
		$2,521,629

Air Freight --- 0.67%
1,213	CH Robinson Worldwide Inc	63,258
13,080	Expeditors International of Washington Inc	436,087
10,400	FedEx Corp	578,448
2,308	United Parcel Service Inc Class B	115,377
		$1,193,170

Auto Parts & Equipment --- 1.64%
26,450	Autoliv Inc	760,966
13,631	BorgWarner Inc	465,499
18,770	Federal-Mogul Corp *	177,377
41,007	Johnson Controls Inc	890,671
48,904	TRW Automotive Holdings Corp *	552,615
3,885	WABCO Holdings Inc	68,765
		$2,915,893

Banks --- 3.79%
23,794	Associated Banc-Corp	297,425
37,346	Bancorpsouth Inc	766,713
27,207	BB&T Corp	598,010
68,919	Comerica Inc	1,457,638
35,908	Fifth Third Bancorp	254,947
474	First Citizens BancShares Inc	63,350
22,283	M&T Bank Corp	1,134,873
31,505	Marshall & Ilsley Corp	151,224
157,446	Regions Financial Corp	636,082
28,085	SunTrust Banks Inc	461,998
8,587	TCF Financial Corp	114,808
24,286	US Bancorp	435,205
2,400	Wells Fargo & Co	58,224
25,683	Whitney Holding Corp	235,256
4,038	Wilmington Trust Corp	55,159
		$6,720,912

Biotechnology --- 1.25%
9,961	Amgen Inc *	527,335
19,033	Biogen Idec Inc *	859,341
6,431	Charles River Laboratories International Inc *	217,046
6,830	Gilead Sciences Inc *	319,917
16,860	PerkinElmer Inc	293,364
		$2,217,003

Broadcast/Media --- 2.97%
19,003	Ascent Media Corp *	505,100
113,769	CBS Corp	787,281
15,675	Comcast Corp	223,514
5,530	CTC Media Inc *	65,365
6,422	Discovery Communications Inc Class A *	144,816
28,742	Discovery Communications Inc Class C *	590,073
15,811	General Cable Corp *	594,177
174,950	Liberty Media Corp - Interactive Class A *	876,500
38,450	Scripps Networks Interactive Inc	1,070,064
16,444	Time Warner Inc	414,224
		$5,271,114

Building Materials --- 0.16%
14,114	Armstrong World Industries Inc *	232,740
1,012	Vulcan Materials Co	43,617
		$276,357

Chemicals --- 1.69%
13,890	Ashland Inc	389,615
25,297	Cabot Corp	318,236
26,846	Cytec Industries Inc	499,873
22,219	Eastman Chemical Co	842,099
87,797	Huntsman Corp	441,619
7,433	Nalco Holding Co	125,172
8,651	PPG Industries Inc	379,779
		$2,996,393

Communications - Equipment --- 0.92%
39,004	ADC Telecommunications Inc *	310,472
11,489	CIENA Corp *	118,911
10,774	EchoStar Corp *	171,738
41,257	JDS Uniphase Corp *	235,990
137,188	Tellabs Inc *	786,087
		$1,623,198

Computer Hardware & Systems --- 1.67%
37,177	Lexmark International Group Inc Class A *	589,255
3,115	NetApp Inc *	61,428
26,394	QLogic Corp *	334,676
13,541	Sandisk Corp *	198,917
72,267	Seagate Technology	755,190
111,844	Sun Microsystems Inc *	1,031,202
		$2,970,668

Computer Software & Services --- 0.55%
89,885	Cadence Design Systems Inc *	530,322
6,991	Microsoft Corp	166,176
14,653	VeriSign Inc *	270,787
		$967,285

Containers --- 2.13%
32,779	AptarGroup Inc	1,106,947
39,421	Ball Corp	1,780,253
6,605	Owens-Illinois Inc *	185,006
18,832	Pactiv Corp *	408,654
16,400	Sealed Air Corp	302,580
		$3,783,440

Cosmetics & Personal Care --- 0.27%
17,162	NBTY Inc *	482,595
		$482,595

Distributors --- 0.14%
7,402	Genuine Parts Co	248,411
		$248,411

Electric Companies --- 5.15%
13,141	Alliant Energy Corp	343,374
100,108	Ameren Corp	2,491,688
8,620	DTE Energy Co	275,840
24,081	Edison International	757,588
15,870	Exelon Corp	812,703
33,081	Integrys Energy Group Inc	992,099
3,634	NV Energy Inc	39,211
73,896	OGE Energy Corp	2,092,735
44,207	Pinnacle West Capital Corp	1,332,841
		$9,138,079

Electronic Instruments & Equipment --- 4.30%
22,860	Arrow Electronics Inc *	485,546
17,185	Avnet Inc *	361,401
8,771	Cooper Industries Inc	272,340
12,117	Garmin Ltd	288,627
104,891	Harman International Industries Inc	1,971,950
102,688	Ingram Micro Inc *	1,797,040
15,152	Jabil Circuit Inc	112,428
13,798	Rockwell Automation Inc	443,192
32,840	Tech Data Corp *	1,074,196
11,685	Thomas & Betts Corp *	337,229
70,119	Vishay Intertechnology Inc *	476,108
		$7,620,057

Electronics - Semiconductor --- 1.40%
39,794	Cypress Semiconductor Corp *	366,105
75,900	Fairchild Semiconductor International Inc *	530,541
136,867	Integrated Device Technology Inc *	826,676
15,315	Intersil Holding Corp	192,510
126,122	LSI Logic Corp *	575,116
		$2,490,948

Engineering & Construction --- 0.86%
1,667	Jacobs Engineering Group Inc *	70,164
19,802	KBR Inc	365,149
2,810	Quanta Services Inc *	64,995
1,974	Shaw Group Inc *	54,107
19,712	URS Corp *	976,139
		$1,530,554

Financial Services --- 3.08%
1,537	Affiliated Managers Group Inc *	89,438
59,572	Allied Capital Corp	207,311
17,840	Ameriprise Financial Inc	432,977
5,366	Bank of America Corp	70,831
222,311	Citigroup Inc	660,264
17,228	Eaton Vance Corp	460,849
31,658	Federated Investors Inc Class B	762,642
33,034	Invesco Ltd	588,666
27,612	Moody's Corp	727,576
9,037	NYSE Euronext	246,258
28,052	SEI Investments Co	506,058
12,617	T Rowe Price Group Inc	525,750
6,674	Waddell & Reed Financial Class A	175,993
		$5,454,613

Food & Beverages --- 3.70%
45,388	Coca-Cola Enterprises Inc	755,710
6,448	Constellation Brands Inc *	81,761
66,187	Del Monte Foods Co	620,834
37,745	Hansen Natural Corp *	1,163,301
15,025	Hershey Co	540,900
45,858	Hormel Foods Corp	1,583,935
65,068	Smithfield Foods Inc *	909,000
72,094	Tyson Foods Inc Class A	909,105
		$6,564,546

Gold, Metals & Mining --- 2.99%
20,438	Allegheny Technologies Inc	713,899
26,639	Alpha Natural Resources Inc *	699,807
25,015	Arch Coal Inc	384,481
7,219	Carpenter Technology Corp	150,227
7,478	Century Aluminum Co *	46,588
31,915	Commercial Metals Co	511,597
10,260	Massey Energy Co	200,480
39,864	Reliance Steel & Aluminum Co	1,530,380
15,506	Schnitzer Steel Industries Inc	819,647
27,569	Titanium Metals Corp	253,359
		$5,310,465

Health Care Related --- 1.92%
82,047	Coventry Health Care Inc *	1,535,100
17,272	Health Net Inc *	268,580
22,778	Humana Inc *	734,818
24,664	LifePoint Hospitals Inc *	647,430
11,668	Wellcare Health Plans Inc *	215,741
		$3,401,669

Hotels/Motels --- 0.85%
17,637	Choice Hotels International Inc	469,321
12,450	Marriott International Inc Class A	274,766
62,827	Wyndham Worldwide Corp	761,463
		$1,505,550

Household Goods --- 1.32%
23,023	Black & Decker Corp	659,839
32,743	Newell Rubbermaid Inc	340,855
17,642	Snap-on Inc	507,031
19,699	Whirlpool Corp	838,389
		$2,346,114

Independent Power Producer --- 1.18%
294,056	Dynegy Inc Class A *	667,507
82,170	Mirant Corp *	1,293,356
27,224	RRI Energy Inc *	136,392
		$2,097,255

Insurance Related --- 7.57%
13,015	ACE Ltd	575,653
2,239	Allstate Corp	54,632
20,843	Arch Capital Group Ltd *	1,220,983
30,486	Assurant Inc	734,408
20,700	Axis Capital Holdings Ltd	541,926
13,250	CNA Financial Corp	204,978
25,109	Endurance Specialty Holdings Ltd	735,694
4,185	Everest Re Group Ltd	299,520
29,270	First American Financial Corp	758,386
26,034	Genworth Financial Inc	181,978
5,655	Hanover Insurance Group Inc	215,512
12,497	Hartford Financial Services Group Inc	148,339
54,652	Lincoln National Corp	940,561
56,370	Marsh & McLennan Cos Inc	1,134,728
47,637	Old Republic International Corp	469,224
7,003	PartnerRe Ltd	454,845
967	Principal Financial Group Inc	18,218
82,525	Progressive Corp	1,246,953
5,035	Prudential Financial Inc	187,403
12,947	Reinsurance Group of America Inc	451,980
3,617	StanCorp Financial Group Inc	103,736
9,868	Transatlantic Holdings Inc	427,580
10,826	Travelers Cos Inc	444,299
3,764	Unitrin Inc	45,243
98,934	Unum Group	1,569,094
1,141	White Mountains Insurance Group Ltd	261,186
		$13,427,059

Investment Bank/Brokerage Firm --- 0.49%
13,115	Investment Technology Group Inc *	267,415
50,196	MF Global Ltd *	297,662
17,907	Raymond James Financial Inc	308,180
		$873,257

Leisure & Entertainment --- 0.32%
24,354	Boyd Gaming Corp	207,009
3,029	Penn National Gaming Inc *	88,174
20,719	Royal Caribbean Cruises Ltd	280,535
		$575,718

Machinery --- 2.62%
30,333	AGCO Corp *	881,781
6,430	Cummins Inc	226,400
12,912	Eaton Corp	576,004
7,517	Graco Inc	165,524
515	Joy Global	18,396
15,646	Kennametal Inc	300,090
13,765	Lincoln Electric Holdings Inc	496,091
3,427	Oshkosh Truck Corp	49,829
33,157	Timken Co	566,322
28,326	Toro Co	846,947
37,878	Trinity Industries Inc	515,898
		$4,643,282

Medical Products --- 0.59%
26,978	Hill-Rom Holdings Inc	437,583
40,307	Hologic Inc *	573,569
772	IDEXX Laboratories Inc *	35,666
		$1,046,818

Office Equipment & Supplies --- 0.16%
48,050	Steelcase Inc	279,651
		$279,651

Oil & Gas --- 8.17%
58,904	Cimarex Energy Co	1,669,340
8,929	Comstock Resources Inc *	295,103
11,870	Devon Energy Corp	646,915
62,544	El Paso Corp	577,281
54,274	Exterran Holdings Inc *	870,555
23,229	Forest Oil Corp *	346,577
47,251	Frontier Oil Corp	619,461
52,421	Hercules Offshore Inc *	208,111
35,283	Key Energy Services Inc *	203,230
39,560	Mariner Energy Inc *	464,830
6,648	Murphy Oil Corp	361,119
15,986	Nabors Industries Ltd *	249,062
7,653	Oil States International Inc *	185,279
13,734	Overseas Shipholding Group Inc	467,505
89,610	Patterson-UTI Energy Inc	1,152,385
43,054	Pioneer Natural Resources Co	1,097,877
3,945	Rowan Cos Inc	76,217
6,762	SEACOR SMIT Inc *	508,773
49,262	St Mary Land & Exploration Co	1,028,098
10,707	Sunoco Inc	248,402
15,868	Teekay Corp	333,704
54,697	Tesoro Corp	696,293
25,762	Unit Corp *	710,258
73,130	Valero Energy Corp	1,235,167
23,754	W&T Offshore Inc	231,364
		$14,482,906

Paper & Forest Products --- 1.31%
6,578	Domtar Corp *	109,063
38,867	International Paper Co	588,058
21,489	MeadWestvaco Corp	352,634
35,986	Packaging Corp of America	582,973
29,168	Sonoco Products Co	698,574
		$2,331,302

Personal Loans --- 0.58%
25,301	AmeriCredit Corp *	342,829
63,079	Discover Financial Services	647,821
956	Student Loan Corp	35,563
		$1,026,213

Pharmaceuticals --- 0.96%
2,716	Eli Lilly & Co	94,082
64,323	Forest Laboratories Inc *	1,615,151
		$1,709,233

Printing & Publishing --- 0.42%
30,721	EW Scripps Co	64,207
10,655	Gannett Co Inc	38,038
5,456	McGraw-Hill Cos Inc	164,280
1,652	Meredith Corp	42,209
16,679	New York Times Co	91,901
29,246	RR Donnelley & Sons Co	339,839
		$740,474

Real Estate --- 9.71%
3,870	AMB Property Corp REIT	72,795
21,532	AvalonBay Communities Inc REIT	1,204,500
49,308	BRE Properties Inc REIT	1,171,558
14,308	Digital Realty Trust Inc REIT	512,942
47,289	Duke Realty Corp REIT	414,725
53,946	Equity Residential REIT	1,199,220
37,063	Federal Realty Investment Trust REIT	1,909,486
28,940	Hospitality Properties Trust REIT	344,097
59,541	Host Hotels & Resorts Inc REIT	499,549
120,835	Kimco Realty Corp REIT	1,214,392
76,583	Liberty Property Trust REIT	1,764,472
29,382	Mack-Cali Realty Corp REIT	669,910
34,137	Nationwide Health Properties Inc REIT	878,686
35,762	Plum Creek Timber Co Inc REIT	1,064,992
2,470	ProLogis REIT	19,908
52,822	Rayonier Inc REIT	1,920,079
41,478	Regency Centers Corp REIT	1,447,997
6,479	Simon Property Group Inc REIT	333,215
9,626	Vornado Realty Trust REIT	433,459
8,800	Weingarten Realty Investors REIT	127,688
		$17,203,670

Retail --- 4.94%
11,574	Barnes & Noble Inc	238,772
35,606	Big Lots Inc *	748,794
8,829	BJ's Wholesale Club Inc *	284,559
24,844	Dollar Tree Inc *	1,045,932
78,900	Family Dollar Stores Inc	2,232,871
15,705	Foot Locker Inc	164,431
34,042	HSN Inc *	359,824
59,027	Petsmart Inc	1,266,719
25,009	Ross Stores Inc	965,347
7,250	Sears Holding Corp *	482,270
29,043	Signet Jewelers Ltd	604,675
16,477	SUPERVALU Inc	213,377
23,456	Ticketmaster Entertainment Inc *	150,588
		$8,758,159

Savings & Loans --- 1.49%
47,679	Astoria Financial Corp	409,086
98,094	Hudson City Bancorp Inc	1,303,669
71,452	Washington Federal Inc	928,876
		$2,641,631

Specialized Services --- 3.17%
33,478	Accenture Ltd	1,120,174
25,810	Clear Channel Outdoor Holdings Inc *	136,793
18,927	Convergys Corp *	175,643
15,947	Genpact Ltd *	187,377
33,919	Hertz Global Holdings Inc *	271,013
41,783	Manpower Inc	1,769,092
32,395	NeuStar Inc *	717,873
29,790	Robert Half International Inc	703,640
47,961	UTI Worldwide Inc *	546,755
		$5,628,360

Telephone & Telecommunications --- 2.66%
51,566	Embarq Corp	2,168,866
45,614	NII Holdings Inc *	869,859
18,493	Qwest Communications International Inc	76,746
94,481	Sprint Nextel Corp *	454,454
35,100	Telephone & Data Systems Inc	993,330
3,852	United States Cellular Corp *	148,109
		$4,711,364

Textiles --- 0.12%
19,185	Jones Apparel Group Inc	205,855
		$205,855

Tobacco --- 2.26%
59,194	Lorillard Inc	4,011,577
		$4,011,577

Transportation --- 0.18%
6,955	JB Hunt Transport Services Inc	212,336
3,124	Landstar System Inc	112,183
		$324,519

Utilities --- 4.33%
36,258	Atmos Energy Corp	907,900
172,534	Duke Energy Corp	2,517,272
11,786	Energen Corp	470,261
57,744	MDU Resources Group Inc	1,095,404
102,018	NiSource Inc	1,189,530
4,684	Questar Corp	145,485
14,281	Scana Corp	463,704
35,058	UGI Corp	893,628
		$7,683,184

Water --- 0.03%
3,108	Aqua America Inc	55,633
		$55,633

TOTAL COMMON STOCK --- 98.79%		$175,231,642
(Cost $182,455,964)

OTHER ASSETS & LIABILITIES --- 1.21%		$2,146,821

TOTAL MAXIM MIDCAP VALUE PORTFOLIO --- 100%		$177,378,463
(Cost $182,455,964)

Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim MidCap Value Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2008 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2008)	(06/30/09)	(12/31/08-06/30/09)

Actual	$1,000.00	$998.52	$6.19

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.60	$6.26

*Expenses are equal to the Portfolio's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of the Fund, including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 23, 2009 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
AllianceBernstein L.P.	Maxim Bernstein International Equity Portfolio

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio

Invesco Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Western Asset Management Company	Maxim High Yield Bond Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 17, 2009, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008, calendar year returns for the five-year period ended December 31, 2008, and risk-adjusted performance measures.  In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim Bernstein International Equity Portfolio, Maxim High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.  With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares.  With regard to the Maxim Bernstein International Equity Portfolio, the Board was advised that MCM was in the process of recommending a replacement sub-adviser.  Regarding the Maxim High Yield Bond Portfolio, the Board noted that they had previously authorized MCM to take steps to replace the Portfolio’s sub-adviser and that it would be necessary to continue the sub-advisory agreement with the current sub-adviser until the sub-advisory agreement with the new sub-adviser became effective.  Finally, with regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had performed as well as or better than its Morningstar category over the most recent two calendar years, and concluded that it was satisfied with the current performance of the Portfolio.  As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable.  With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.  Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.  With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though the expense ratio for the Maxim Bond Index Portfolio was at the higher end of the range.  With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.  The Board also noted that most of the Portfolios had experienced a significant reduction in assets under management due primarily to the general market declines stemming from the economic crisis and other adverse market developments in 2008.  Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer & Investment Compliance Officer

Date:	August 25, 2009